DISCLOSURE OF MATURITY ANALYSIS FOR NON-DERIVATIVE FINANCIAL LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 7,620,758	$ 8,009,342
Other receivables	1,741,176	50,465
Gross receivables	9,361,934	8,059,807
Credit impairment losses	(5,967,520)	(6,140,411)
Carrying amount	3,394,414	1,919,396
Stage one lifetime ecl [member]
IfrsStatementLineItems [Line Items]
Accounts receivable
Other receivables
Gross receivables
Credit impairment losses
Carrying amount
Stage two lifetime ecl [member]
IfrsStatementLineItems [Line Items]
Accounts receivable
Other receivables
Gross receivables
Credit impairment losses
Carrying amount
Stage three lifetime ecl [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	7,620,758	8,009,342
Other receivables	1,741,176	50,465
Gross receivables	9,361,934	8,059,807
Credit impairment losses	(5,967,520)	(6,140,411)
Carrying amount	$ 3,394,414	$ 1,919,396